Deferred revenue and income - Schedule of Deferred Revenue and Income (Detail) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		$ 28,614		$ 30,496
Less: non-current portion	[1]	(4,082)		(5,383)
Deferred revenue and income, current portion		24,532		25,113
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		22,115		24,502
Less: non-current portion		(820)		(719)
Online game revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		1,490	[2]	1,120
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[3]	4,195		4,032
Less: non-current portion		(2,719)		(4,032)
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[4]	814		842
Less: non-current portion		$ (543)		$ (632)

[1]	As of December 31, 2016, the non-current portion included membership subscription revenue of USD 820 thousand (2015: USD719 th0usand), government grants of USD2,719 thousand (2015: USD4,032 thousand), and reimbursement from the depositary of USD543 thousand (2015: USD632 thousand).
[2]	The estimated lives of the user relationship extended, as result of change in accounting estimate of the lives of online game. Accordingly, the portion recognized as deferred revenue of online game increased.
[3]	In March and June of 2016, the Group received government grant of USD 2.5 million. This government grant was recognized as deferred income and amortized in 5 years under the property, plant and equipment depreciation policy.
[4]	In August 2016, the Company received from its depositary bank a reimbursement of USD 0.27 million, net of withholding tax of USD 0.6 million. This reimbursement was recognized as deferred income and amortized over the depositary service period of 5 years.